OTHER FEES AND COMMISSIONS (Details) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 EUR (€)	Dec. 31, 2012 EUR (€)	Dec. 31, 2011 EUR (€)
Fees And Commissions Details [Abstract]
Custody, brokerage & investment banking		€ 94	€ 67	€ 62
Retail lending fees		26	39	41
Corporate lending fees		152	136	137
Banking fees & similar charges		204	199	171
Fund management fees		17	15	25
Total	$ 684	€ 493	€ 456	€ 436